Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

April 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds

Post-Effective Amendment No. 95

1933 Act Registration No. 002-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a.    the form of the Trust’s (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (ii) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 95 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 95 to the Trust’s registration statement was filed with the Commission via EDGAR on March 27, 2019 (Accession No. 0001193125-19-087736) with an effective date of April 1, 2019.

Please do not hesitate to contact the undersigned at (215) 988-1146 if you have any questions.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.